Audrey L. Cheng
Assistant Vice President
Office: (949) 219-3202
Fax: (949) 219-3706
E-mail: Audrey.Cheng@PacificLife.com
March 19, 2012
Via Electronic Transmission
U.S. Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

RE:	Pacific Life Funds (File Nos. 333-61366, 811-10385)
Dear Sir or Madam:
On behalf of Pacific Life Funds (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 85 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended. This PEA is filed for the purposes of adding the PL Emerging Market Debt Fund, registering Class B and Class C shares of the PL Money Market Fund and Advisor Class shares for the PL Income Fund, PL Floating Rate Income Fund, PL High Income Fund, PL Short Duration Income Fund and the PL Strategic Income Fund, and make other material changes to certain funds.
Information that was not available at the time of the filing (e.g., other accounts managed, beneficial interest of Trustees and portfolio managers, if any, Trustee compensation, advisory fees paid, together with the financial information), will be added in a 485(b) filing prior to the effective date.
As the facing sheet indicates, this PEA is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.
If you have any questions or further comments regarding this matter, please contact me.
Sincerely,
/s/ Audrey L. Cheng
     cc: Robin S. Yonis, Fund Counsel
           Laurene E. MacElwee, Vice President & Assistant Secretary, PLFA
          Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)